Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share

30.	Earnings Per Share

Basic EPS are calculated by dividing the net income applicable to common shares outstanding by the weighted average number of common shares deemed to be outstanding for the period. Diluted EPS is computed in a manner consistent with that of basic EPS while giving effect to all potentially dilutive common shares that were outstanding during the period, including stock compensation awards and convertible debentures. Where the effect of this exercise or conversion would have been dilutive, net income available to common stockholders is adjusted by the applicable expenses on the potentially dilutive instruments. The adjusted net income is divided by the weighted average number of common shares issued and outstanding for each period plus amounts representing the dilution resulting from the exercise of the Company’s stock compensation awards and the conversion of convertible debentures.

Convertible debentures issued by Woori Financial were included in the computation of diluted EPS of the Company in 2009 and 2010 but excluded from the computation of diluted EPS due to their anti-dilutive effect in 2008.

The following table is a summary of the computation of EPS for the years ended December 31, 2008, 2009 and 2010:

	Korean Won
	(in millions of Won,
	except per share amount)
	2008	2009	2010

Basic income per share:
Net income	150,305	1,134,567	1,281,726
Weighted average number of common shares outstanding (shares in thousands)	805,927	806,013	806,013

Basic net income per share	187	1,408	1,590

Diluted income per share:
Net income	150,305	1,134,567	1,281,726
Subsidiary’s EPS diluted effect	—	(52)	(21)

Net income for purpose of computing diluted income per share	150,305	1,134,515	1,281,705
Weighted average number of common shares outstanding (shares in thousands)	805,927	806,013	806,013

Weighted average number of common shares outstanding—assuming dilution (shares in thousands)	805,927	806,013	806,013

Diluted net income per share	187	1,408	1,590